Fair Value of Financial Instruments and Derivatives Instruments (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Financial Instruments And Derivative Instruments
Schedule of Interest Rate Derivatives	Details of interest rate swap transactions entered into as of September 30, 2021 are presented in the table below:

				Notional amount
Counterparty (1)	Inception	Expiry	Fixed Rate	December 31, 2020	September 30, 2021
SHIKOKUPENTE (2)	August 3, 2020	August 1, 2023	0.275%	$12,927	$12,288
SHIKOKUENNIA (2)	July 20, 2020	October 20, 2023	0.350%	14,385	12,998
MAXPENTE	September 21, 2020	August 27, 2024	0.322%	10,150	10,150
MAXENTEKA	September 21, 2020	August 27, 2024	0.322%	9,500	9,500
MAXEIKOSITESSERA	September 21, 2020	August 27, 2024	0.322%	7,350	7,350
SAFE BULKERS	March 4, 2020	September 30, 2024	0.990%	10,000	10,000
SAFE BULKERS	March 4, 2020	September 30, 2024	0.900%	10,000	10,000
SAFE BULKERS	March 9, 2020	September 30, 2024	0.800%	10,000	10,000
SAFE BULKERS	March 10, 2020	September 30, 2024	0.650%	20,000	20,000
SAFE BULKERS	March 30, 2020	September 30, 2024	0.600%	10,000	10,000
SAFE BULKERS	May 5, 2020	May 5, 2025	0.400%	10,000	10,000
SAFE BULKERS	July 10, 2020	May 5, 2025	0.400%	10,000	10,000
SAFE BULKERS	July 10, 2020	May 5, 2025	0.380%	10,000	10,000
SAFE BULKERS	July 14, 2020	May 5, 2025	0.380%	10,000	10,000
SAFE BULKERS	June 4, 2020	June 4, 2025	0.500%	10,000	10,000
SAFE BULKERS	June 11, 2020	June 11, 2025	0.450%	10,000	10,000
SAFE BULKERS	June 15, 2020	June 15, 2025	0.400%	10,000	10,000
SAFE BULKERS	June 30, 2020	June 30, 2025	0.425%	10,000	10,000
SAFE BULKERS	July 1, 2020	July 1, 2025	0.380%	10,000	10,000
SAFE BULKERS	July 9, 2020	July 9, 2025	0.360%	10,000	10,000
SAFE BULKERS	July 16, 2020	July 16, 2025	0.350%	10,000	10,000
SAFE BULKERS	July 30, 2020	July 30, 2025	0.330%	10,000	10,000
SAFE BULKERS	August 3, 2020	August 3, 2025	0.370%	10,000	10,000
SAFE BULKERS	February 22, 2021	December 31, 2025	0.745%	—	30,000
SAFE BULKERS	May 10, 2021	May 10, 2026	0.950%	—	50,000
SAFE BULKERS	July 21, 2021	July 21, 2026	0.829%	—	10,000
SAFE BULKERS	July 22, 2021	July 22, 2026	0.770%	—	20,000
Total				$244,312	$352,286

(1) Under all above swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.
(2) The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility.

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:

Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2020	September 30, 2021	December 31, 2020	September 30, 2021
Foreign Currency	Derivative assets / Current assets	99	—	—	—
Interest Rate	Derivative assets / Non-current assets	54	2,771	—
Bunker Fuel	Derivative liabilities / Current liabilities	—		408	290
Forward Freight	Derivative liabilities / Current liabilities	—		174	72
Bunker Fuel	Derivative liabilities / Non-current liabilities	—	—	116	60
Interest Rate	Derivative liabilities / Non-current liabilities	—	—	1,280	235
	Total Derivatives	$153	$2,771	$1,978	$657

Derivative Instruments, Gain (Loss)

	Amount of Gain/(Loss) Recognized on Derivatives Nine Months Period Ended
	September 30, 2020	September 30, 2021
Interest Rate Contracts	$(1,619)	$2,935
Bunker Fuel Contracts	$675	$(529)
Foreign Exchange Agreements	$—	$(99)
Forward Freight Agreements	$(65)	$(4,284)
Net Loss Recognized	$(1,009)	$(1,977)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2020 and as of September 30, 2021.

	Significant Other Observable Inputs (Level 2)
	December 31, 2020	September 30, 2021
Derivative instruments – asset position	$153	$2,771
Derivative instruments – liability position	1,978	657